Annual Total Returns[BarChart] - Invesco MSCI Global Timber ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(17.48%)	23.86%	28.71%	(2.78%)	(1.16%)	7.11%	29.76%	(21.11%)	22.81%	18.12%